Derivative Instruments and Hedging Activities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013 Interest Rate Swaps [Member] Swap	May 31, 2013 Interest Rate Swaps [Member] Swap	Dec. 31, 2012 Interest Rate Swaps [Member] Swap	Aug. 23, 2012 Interest Rate Swaps [Member] Swap
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount interest rate swap				$ 550,000	$ 550,000	$ 550,000	$ 550,000
Number of outstanding interest rate derivatives				2	2	2	2
Reclassified as an increase to interest expense		1,567	1,360
Tax benefit on unrealized loss on derivatives	(675)	741	(627)
Termination value of derivatives in net asset position	$ 348	$ 348	$ 1,929